Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 12,373,000,000	$ 12,480,000,000
Intangible assets and goodwill, end of period	11,960,000,000	12,373,000,000
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	12,991,000,000	13,093,000,000
Exchange adjustments	(367,000,000)	(91,000,000)
Acquisitions and other additions	573,000,000	139,000,000
Reclassified as assets held for sale	(58,000,000)	(137,000,000)
Disposals and retirements, intangible assets and goodwill	(562,000,000)	(13,000,000)
Intangible assets and goodwill, end of period	12,577,000,000	12,991,000,000
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(618,000,000)	(613,000,000)
Exchange adjustments	1,000,000	1,000,000
Impairment loss recognised in profit or loss, goodwill	0	(7,000,000)
Disposals and retirements, intangible assets and goodwill	0	1,000,000
Intangible assets and goodwill, end of period	$ (617,000,000)	$ (618,000,000)